CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common Shares	Common Shares Amount	Contributed Surplus	Stock Options	Accumulated Deficit	Accumulated Other Comprehensive Income
Balance (in shares) at Dec. 31, 2017		99,395,048
Balance at Dec. 31, 2017			$ 378,009,884	$ 20,625,372	$ 20,409,643	$ (293,386,189)	$ 111,539
Cumulative effect of accounting change						111,539	(111,539)
Net loss for the period						(3,065,851)
Stock option compensation (Note 9)					146,255
Return of capital	$ 0
Balance (in shares) at Dec. 31, 2017		99,395,048
Balance at Dec. 31, 2017			378,009,884	20,625,372	20,409,643	(293,386,189)	111,539
Balance (in shares)		99,395,048
Balance			378,009,884	20,625,372	20,555,898	(296,340,501)
Return of capital	0
Net income for the period						67,125,060
Stock option compensation (Note 9)					73,678
Balance (in shares)		99,395,048
Balance			378,009,884	20,625,372	20,629,576	(229,215,441)
Balance at Dec. 31, 2018	167,940,826		378,009,884	20,625,372	20,721,850	(251,416,280)	0
Balance (In shares) at Dec. 31, 2018		99,395,048
Net loss for the period						(2,760,358)
Stock option compensation (Note 9)					31,043
Balance at Mar. 31, 2019			378,009,884	20,625,372	20,752,893	(254,176,638)
Balance (in shares) at Mar. 31, 2019		99,395,048
Balance at Dec. 31, 2018	167,940,826		378,009,884	20,625,372	20,721,850	(251,416,280)	$ 0
Balance (In shares) at Dec. 31, 2018		99,395,048
Return of capital	(75,540,237)
Balance (in shares) at Jun. 30, 2019		99,395,048
Balance at Jun. 30, 2019	85,952,665		302,469,647	20,625,372	20,752,893	(257,895,247)
Net loss for the period						(3,718,609)
Return of capital	(75,540,237)		(75,540,237)
Balance (in shares) at Jun. 30, 2019		99,395,048
Balance at Jun. 30, 2019	$ 85,952,665		$ 302,469,647	$ 20,625,372	$ 20,752,893	$ (257,895,247)